Parent-only Financial Information - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 51,766,000	$ (11,653,000)	$ 36,086,000
Adjustments to reconcile net income to net cash used in operating activities:
Decrease (increase) in other assets	(29,432,000)	(12,440,000)	(33,992,000)
Amortization of intangible assets	2,171,000	2,191,000	2,350,000
Change in fair value of equity securities	(873,000)	(2,594,000)	(695,000)
Loss on extinguishment of debt	0	3,447,000	300,000
Deferred tax (benefit) expense	14,151,000	(5,986,000)	3,375,000
(Increase) decrease in accrued expenses and other liabilities	7,980,000	(7,298,000)	3,282,000
Net cash provided by operating activities	68,397,000	33,321,000	40,716,000
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(454,162,000)	39,468,000	39,645,000
Cash flows from financing activities:
Repayment of term note	0	0	(30,300,000)
Purchase of treasury stock	(13,351,000)	(5,894,000)	(80,497,000)
Exercise of stock options	(1,000)	(99,000)	(24,000)
Repurchase of shares for taxes	(441,000)	(817,000)	(623,000)
Net cash provided by (used in) financing activities	437,348,000	(206,815,000)	163,660,000
Net (decrease) increase in cash and cash equivalents	51,583,000	(134,026,000)	244,021,000
Cash and cash equivalents at beginning of year	289,223,000	423,249,000	179,228,000
Cash and cash equivalents at end of year	340,806,000	289,223,000	423,249,000
Non-cash transactions:
Excise tax on net stock repurchases	137,000	42,000	800,000
Parent Company
Cash flows from operating activities:
Net income (loss)	51,766,000	(11,653,000)	36,086,000
Adjustments to reconcile net income to net cash used in operating activities:
Decrease (increase) in other assets	202,000	(2,653,000)	8,894,000
Amortization of intangible assets	21,000	74,000	74,000
Change in fair value of equity securities	(8,000)	(2,000)	10,000
Loss on extinguishment of debt	0	0	300,000
Deferred tax (benefit) expense	(425,000)	2,856,000	2,019,000
(Increase) decrease in accrued expenses and other liabilities	(180,000)	(658,000)	(890,000)
Equity in undistributed loss (earnings) of subsidiaries	(16,605,000)	10,677,000	8,432,000
Net cash provided by operating activities	34,771,000	(1,359,000)	54,925,000
Cash flows from investing activities:
Proceeds from sales of loans receivable	1,925,000	1,833,000	1,755,000
Net cash (used in) provided by investing activities	1,925,000	1,833,000	1,755,000
Cash flows from financing activities:
Repayment of term note	0	0	(30,300,000)
Purchase of treasury stock	(13,351,000)	(5,894,000)	(80,497,000)
Exercise of stock options	0	0	42,000
Issuance of common stock allocated to restricted stock award grants	3,355,000	4,153,000	4,066,000
Restricted stock forfeitures	(1,224,000)	(99,000)	(501,000)
Repurchase of shares for taxes	(441,000)	(817,000)	(623,000)
Net cash provided by (used in) financing activities	(11,661,000)	(2,657,000)	(107,813,000)
Net (decrease) increase in cash and cash equivalents	25,035,000	(2,183,000)	(51,133,000)
Cash and cash equivalents at beginning of year	6,569,000	8,752,000	59,885,000
Cash and cash equivalents at end of year	31,604,000	6,569,000	8,752,000
Non-cash transactions:
Excise tax on net stock repurchases	137,000	42,000	800,000
Northfield Bancorp, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	796,000	29,945,000	37,669,000
Adjustments to reconcile net income to net cash used in operating activities:
Decrease (increase) in other assets	502,000	(9,428,000)	(8,947,000)
Amortization of debt issuance costs	223,000	223,000	223,000
Amortization of intangible assets	47,000	85,000	124,000
Net cash provided by operating activities	53,698,000	31,105,000	46,970,000
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(128,353,000)	(118,491,000)	193,869,000
Cash flows from financing activities:
Purchase of treasury stock	(15,351,000)	(18,677,000)	(37,173,000)
Exercise of stock options	0	0	100,000
Net cash provided by (used in) financing activities	70,862,000	25,624,000	(57,132,000)
Net (decrease) increase in cash and cash equivalents	(3,793,000)	(61,762,000)	183,707,000
Cash and cash equivalents at beginning of year	167,744,000	229,506,000	45,799,000
Cash and cash equivalents at end of year	163,951,000	167,744,000	229,506,000
Northfield Bancorp, Inc. [Member] | Parent Company
Cash flows from operating activities:
Net income (loss)	796,000	29,945,000	37,669,000
Adjustments to reconcile net income to net cash used in operating activities:
Decrease (increase) in other assets	2,908,000	(2,808,000)	(3,158,000)
Amortization of debt issuance costs	223,000	223,000	223,000
(Decrease) increase in other liabilities	(301,000)	559,000	(679,000)
Undistributed earnings of Northfield Bank	(3,054,000)	(31,812,000)	(39,662,000)
Net cash provided by operating activities	572,000	(3,893,000)	(5,607,000)
Cash flows from investing activities:
Dividends from Northfield Bank	25,040,000	35,400,000	53,400,000
Net cash (used in) provided by investing activities	25,040,000	35,400,000	53,400,000
Cash flows from financing activities:
Principal payments on ESOP loan receivable	1,361,000	1,280,000	1,313,000
Purchase of treasury stock	(15,351,000)	(18,677,000)	(37,173,000)
Dividends paid	(21,152,000)	(21,826,000)	(22,795,000)
Exercise of stock options	0	0	100,000
Net cash provided by (used in) financing activities	(35,142,000)	(39,223,000)	(58,555,000)
Net (decrease) increase in cash and cash equivalents	(9,530,000)	(7,716,000)	(10,762,000)
Cash and cash equivalents at beginning of year	21,472,000	29,188,000	39,950,000
Cash and cash equivalents at end of year	$ 11,942,000	$ 21,472,000	$ 29,188,000